TAXES	6 Months Ended
Jun. 29, 2018
Income Tax [Abstract]
TAXES
TAXES
The same accounting policies and methods of computation have been used as described in the 2017 Consolidated Financial Statements, with the exception of taxes on income. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
The effective tax rate was 26 percent and 24 percent for the six months ended 29 June 2018 and 30 June 2017, respectively, and 41 percent and 24 percent for the year ended 31 December 2017 and 31 December 2016, respectively.
Tax Provisions
The Group is routinely under audit by taxing authorities in the ordinary course of business. Due to their nature, such proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, settlements between affected parties and/or governmental actions. The probability of outcome is assessed and accrued as a liability and/or disclosed, as appropriate.
The Group maintains provisions for uncertainty relating to tax matters that it believes appropriately reflect its risk, the carrying amount of which as at 29 June 2018 is included in other non-current liabilities on the Statement of Financial Position. The Group reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax matters, it is possible that at some future date, liabilities resulting from audits or litigations could vary significantly from the Group’s provisions.

The Group recorded a non-recurring provisional book tax expense of €320 million in the fourth quarter of 2017 based on the applicable provisions of the Tax Cuts and Jobs Act 2017 (the “US Tax Act”). The Group is in the process of evaluating further guidance and clarifications that have been issued and will be completing its assessment in the second half of 2018. The Group has not recorded any adjustments to the provisional book tax expense that was recorded in the fourth quarter of 2017.